Assets for Rights of Use and Lease Liabilities - Summary of Amounts Recognized in Profit or Loss Derived From Lease Liabilities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Components Of Lease Amounts Recognized In Profit Or Loss [Abstract]
Interest on lease liabilities	€ 1,267	€ 631	€ 107
Expenses relating to short-term and low value leases	€ 3,454	€ 567	€ 305